Stockholders' Equity (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended			3 Months Ended	8 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Accelerated Stock Buyback Program [Member]	Mar. 24, 2011 Accelerated Stock Buyback Program [Member]	Dec. 31, 2010 Accelerated Stock Buyback Program [Member]	Dec. 31, 2011 Share Repurchase Plan [Member]	Aug. 31, 2014 Share Repurchase Plan [Member]	Dec. 31, 2010 $550million Medium Term Notes [Member]	Dec. 31, 2011 $550million Medium Term Notes [Member]	Dec. 31, 2010 $300million Medium Term Notes [Member]	Dec. 31, 2010 $345million Converitble Notes [Member]	Dec. 31, 2011 $345million Convertible Notes March 2011 Exchange [Member]
Stock Repurchase Program, Authorized Amount							$ 300,000,000
Stock Repurchase Program, Period in Force								3
Stock Repurchased and Retired During Period, Shares				2.0		25.8	3.4
Stock Repurchased and Retired During Period, Value		500,100,000					46,100,000
Principal amount of note										550,000,000	300,000,000	345,000,000
Debt Instrument, Convertible, Conversion Ratio		116.198
Convertible Debt Exchange Cash Paid Per Unit												160
Convertible Notes Face Value Subject To Exchange Min		1,000
Carrying Value of Convertible Notes Exchanged		324,700,000											20,300,000
Shares issued for exchange of convertible notes, Shares		37.7
Shares issued for exchange of convertible notes	44,700,000	638,000,000
Debt Instrument, Interest Rate, Stated Percentage										4.70%	10.60%
Debt Instrument, Maturity Date									Aug. 15, 2020		Apr. 15, 2019	Mar. 15, 2014
Repurchase of shares of common stock, value	46,100,000	500,100,000	0			500,000,000
Daily volume-weighted average share price					$ 17.95
Shares value issued for exchange of convertible notes													44,700,000
Convertible Debt Exchange Cash Paid		52,000,000											3,100,000
Extinguishment of equity component of convertible notes	25,800,000	334,400,000											25,800,000
Proceeds from settlement of call options	0	369,500,000	0
Payments for Repurchase of Warrants	$ 0	$ 298,400,000	$ 0
Shares Issued For Exchange Of Convertible Notes, Number of Shares													2.3